Structured entities (Tables)	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Disclosure of unconsolidated structured entities	The risks associated with structured entities in which Sony is involved are limited to the amount recorded in the consolidated statements of financial position and the amount of
commitments.

	Yen in millions
	April 1, 2020
	Presentation in the consolidated statements of financial position			Maximum exposure to loss
	Investments and advances in the Financial Services segment (Current assets)	Investments and advances in the Financial Services segment (Non-current assets)	Other financial assets (Current assets)
Securitized products	—	224,232	—	224,232
Foreign corporate bonds *1	41,452	41,036	—	82,488
Other investments *2	—	135,743	21,000	164,955

Total	41,452	401,011	21,000	471,675

	Yen in millions
	March 31, 2021
	Presentation in the consolidated statements of financial position
	Investments and advances in the Financial Services segment (Current assets)	Investments and advances in the Financial Services segment (Non-current assets)	Other financial assets (Current assets)	Maximum exposure to loss

Securitized products	—	270,920	—	270,920
Foreign corporate bonds *1	49,011	31,026	—	80,037
Other investments *2	—	224,765	21,000	266,825

Total	49,011	526,711	21,000	617,782

	Yen in millions
	March 31, 2022
	Presentation in the consolidated statements of financial position
	Investments and advances in the Financial Services segment (Current assets)	Investments and advances in the Financial Services segment (Non-current assets)	Other financial assets (Current assets)	Maximum exposure to loss
Securitized products	—	356,862	—	356,862
Foreign corporate bonds *1	28,412	168,167	—	196,579
Other investments *2	2	247,394	24,697	286,662

Total	28,414	772,423	24,697	840,103

*1	Foreign corporate bonds include repackaged bonds.

*2	Other investments include investment funds.